UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number               811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2012

Item 1.	Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments
September 30, 2012 (unaudited)

Description	Shares	Value

Common Stocks — 91.2%

Australia — 1.6%

BHP Billiton, Ltd. Sponsored ADR	38,500	$2,641,485

Finland — 1.0%

Sampo Oyj, A Shares ADR	109,500	1,689,585

France — 5.8%

GDF Suez Sponsored ADR	75,981	1,701,974
Sanofi SA ADR	105,200	4,529,912
Total SA Sponsored ADR	64,000	3,206,400

		9,438,286

Germany — 2.6%

SAP AG Sponsored ADR	59,300	4,229,869

Ireland — 1.4%

CRH PLC Sponsored ADR	115,570	2,218,944

Israel — 1.1%

Israel Chemicals, Ltd. ADR	140,700	1,736,238

Italy — 1.0%

Eni SpA Sponsored ADR	36,350	1,593,584

Japan — 7.3%

Canon, Inc. Sponsored ADR	44,700	1,430,847
Hoya Corp. Sponsored ADR	73,500	1,615,530
Mitsubishi UFJ Financial Group, Inc. ADR	1,050,900	4,886,685
Nomura Holdings, Inc. ADR	413,045	1,470,440
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	2,432,448

		11,835,950

Singapore — 3.5%

Singapore Telecommunications, Ltd. ADR	217,400	5,641,530

Spain — 1.6%

Banco Santander SA Sponsored ADR	349,623	2,608,188

Switzerland — 8.2%

Novartis AG ADR	78,900	4,833,414
Roche Holding AG Sponsored ADR	92,400	4,341,876
UBS AG	154,572	1,882,687
Zurich Insurance Group AG ADR	92,500	2,305,118

		13,363,095

United Kingdom — 14.5%

BP PLC Sponsored ADR (a)	100,855	4,272,218
British American Tobacco PLC Sponsored ADR	37,700	3,869,528
GlaxoSmithKline PLC Sponsored ADR	80,200	3,708,448
HSBC Holdings PLC Sponsored ADR (a)	117,756	5,470,944
Unilever PLC Sponsored ADR	99,100	3,619,132

Description	Shares	Value

Wm Morrison Supermarkets PLC ADR	120,300	$2,756,073

		23,696,343

United States — 41.6%

Cisco Systems, Inc. (a)	220,400	4,207,436
Comcast Corp., Class A	106,120	3,692,976
ConocoPhillips	32,900	1,881,222
Emerson Electric Co. (a)	67,600	3,263,052
Halliburton Co. (a)	89,900	3,028,731
Honeywell International, Inc. (a)	64,700	3,865,825
Intel Corp.	155,400	3,524,472
International Business Machines Corp. (a)	24,460	5,074,227
Johnson & Johnson (a)	72,040	4,964,276
Merck & Co., Inc. (a)	75,300	3,396,030
Microsoft Corp. (a)	187,525	5,584,494
Oracle Corp.	147,340	4,639,737
PepsiCo, Inc.	41,100	2,908,647
Pfizer, Inc.	87,566	2,176,015
Phillips 66 (a)	16,450	762,787
The Bank of New York Mellon Corp.	103,600	2,343,432
The Home Depot, Inc. (a)	69,735	4,209,902
United Technologies Corp.	47,200	3,695,288
Wal-Mart Stores, Inc.	62,800	4,634,640

		67,853,189

Total Common Stocks (Identified cost $149,924,456)		148,546,286

Description	Principal Amount (000) (b)	Value

Foreign Government Obligations — 14.0%

Brazil — 3.6%

Brazil NTN-B,
6.00%, 05/15/15	4,330	$5,145,328
6.00%, 08/15/16	503	601,538

		5,746,866

Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	305,000	208,680

Ghana — 1.0%

Ghana Government Bonds:
24.00%, 05/25/15	1,562	937,346
26.00%, 06/05/17	1,050	709,775

		1,647,121

Hungary — 1.6%

Hungary Government Bonds:
7.75%, 08/24/15	95,750	441,158
5.50%, 02/12/16	92,000	399,873

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Description	Principal Amount (000) (b)	Value

Hungary Treasury Bills:
0.00%, 10/03/12	176,900	$797,269
0.00%, 12/19/12	117,500	521,904
0.00%, 04/17/13	88,700	386,030

		2,546,234

Mexico — 3.3%

Mexican Bonos:
7.00%, 06/19/14	19,360	1,562,424
9.50%, 12/18/14	16,100	1,376,015
Mexican Cetes:
0.00%, 02/21/13	107,300	818,929
0.00%, 03/21/13	124,000	942,445
Mexican Udibonos, 5.00%, 06/16/16	7,112	640,538

		5,340,351

Poland — 0.6%

Poland Government Bond, 3.00%, 08/24/16	3,170	1,033,181

South Africa — 0.6%

Republic of South Africa, 5.50%, 12/07/23	5,315	918,519

Turkey — 2.0%

Turkey Government Bonds:
0.00%, 03/20/13	2,079	1,120,387
10.00%, 12/04/13	540	309,172
3.00%, 07/21/21	2,612	1,526,597
3.00%, 02/23/22	671	394,223

		3,350,379

Uruguay — 1.2%

Uruguay Monetary Regulation Bills:
0.00%, 11/05/12	6,600	311,681
0.00%, 12/07/12	3,531	165,470
0.00%, 05/09/13	2,350	105,605
0.00%, 06/27/13	4,650	206,455
0.00%, 07/05/13	19,770	876,902
0.00%, 08/15/13	6,000	262,145

		1,928,258

Total Foreign Government Obligations (Identified cost $21,986,322)		22,719,589

Description	Shares	Value

Short-Term Investment — 5.3%

State Street Institutional Treasury Money Market Fund (Identified cost $8,661,758)	8,661,758	$8,661,758

Description		Value

Total Investments — 110.5% (Identified cost $180,572,536) (c)		$179,927,633

Liabilities in Excess of Cash and Other Assets — (10.5)%		(17,038,446)

Net Assets — 100.0%		$162,889,187

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2012:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	10/02/12	1,470,511	$722,787	$725,372	$2,585	$—
BRL	BRC	10/02/12	1,632,956	806,000	805,503	—	497
BRL	BRC	10/02/12	1,717,103	849,000	847,011	—	1,989
CLP	UBS	10/11/12	387,916,800	768,000	816,647	48,647	—
CNY	BRC	10/15/12	4,007,797	631,000	637,412	6,412	—
CNY	JPM	11/26/12	10,847,023	1,709,000	1,718,803	9,803	—
CNY	RBC	10/11/12	11,462,705	1,807,797	1,823,691	15,894	—
COP	BNP	10/22/12	1,577,413,200	876,000	873,788	—	2,212
COP	CIT	10/09/12	1,005,356,250	549,000	558,006	9,006	—
CZK	JPM	10/02/12	16,492,992	801,917	843,120	41,203	—
DOP	CIT	10/15/12	7,088,400	179,825	179,867	42	—
DOP	CIT	10/16/12	13,565,650	343,484	344,170	686	—
EUR	BNP	10/12/12	1,307,114	1,685,088	1,679,871	—	5,217
EUR	BRC	10/29/12	584,549	753,000	751,373	—	1,627
EUR	CIT	10/29/12	1,914,393	2,356,770	2,460,740	103,970	—
EUR	ING	11/20/12	479,640	603,875	616,666	12,791	—
EUR	JPM	10/02/12	661,970	829,449	850,665	21,216	—
EUR	JPM	11/26/12	801,883	1,056,000	1,031,033	—	24,967
EUR	JPM	11/26/12	1,765,400	2,199,795	2,269,890	70,095	—
EUR	UBS	12/03/12	591,264	763,630	760,283	—	3,347
GHS	CIT	10/04/12	1,028,000	524,490	541,326	16,836	—
GHS	SCB	10/15/12	483,000	254,747	252,771	—	1,976
GHS	SCB	11/21/12	291,000	147,791	149,206	1,415	—
HUF	CIT	10/12/12	94,948,514	426,805	427,336	531	—
HUF	CIT	12/10/12	93,460,620	413,578	417,493	3,915	—
HUF	JPM	10/09/12	81,864,100	367,501	368,598	1,097	—
HUF	UBS	11/05/12	212,881,650	930,000	954,980	24,980	—
IDR	BRC	10/03/12	3,961,500,000	417,000	413,899	—	3,101
IDR	BRC	10/29/12	7,873,250,000	818,000	819,977	1,977	—
IDR	JPM	10/03/12	3,806,000,000	400,000	397,652	—	2,348
IDR	JPM	10/24/12	4,746,720,000	496,000	494,661	—	1,339
IDR	JPM	11/05/12	3,258,884,000	337,778	339,078	1,300	—
IDR	JPM	01/03/13	7,767,500,000	800,773	801,647	874	—
ILS	BNP	10/12/12	3,187,740	801,000	813,286	12,286	—
ILS	CIT	10/10/12	3,178,265	793,000	810,941	17,941	—
ILS	CIT	10/24/12	3,256,301	832,000	830,331	—	1,669
ILS	CIT	11/13/12	3,158,762	789,000	804,707	15,707	—
INR	BNP	11/09/12	35,043,750	623,000	659,527	36,527	—
INR	BRC	11/15/12	25,131,060	486,000	472,441	—	13,559
INR	JPM	10/04/12	32,533,800	581,480	616,689	35,209	—
INR	JPM	10/15/12	44,919,000	805,000	849,576	44,576	—
INR	JPM	11/05/12	21,194,660	399,146	399,184	38	—
INR	RBC	10/05/12	83,899,400	1,499,676	1,590,021	90,345	—
INR	SCB	03/18/13	30,680,440	553,000	564,811	11,811	—
KRW	JPM	10/17/12	924,640,500	823,000	831,394	8,394	—
KRW	JPM	11/13/12	1,825,109,500	1,613,000	1,638,830	25,830	—
KRW	RBC	10/24/12	457,196,140	401,000	410,944	9,944	—

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2012 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KZT	CIT	11/08/12	68,778,500	$457,000	$457,445	$445	$—
KZT	CIT	01/25/13	21,256,200	140,000	140,501	501	—
KZT	HSB	12/24/12	48,615,450	321,000	322,177	1,177	—
KZT	HSB	01/25/13	48,711,750	321,000	321,979	979	—
MXN	HSB	10/11/12	11,347,106	882,000	880,765	—	1,235
MXN	UBS	10/03/12	11,344,120	882,468	881,232	—	1,236
MYR	BRC	10/04/12	1,370,734	438,410	448,398	9,988	—
MYR	BRC	10/18/12	2,475,213	802,000	808,849	6,849	—
MYR	CIT	10/09/12	8,657,962	2,784,000	2,831,154	47,154	—
NGN	CIT	10/04/12	40,112,800	251,333	255,170	3,837	—
NGN	CIT	10/10/12	29,697,000	185,444	188,986	3,542	—
NGN	CIT	10/29/12	39,218,150	235,686	247,231	11,545	—
NGN	CIT	01/28/13	39,218,150	228,477	242,313	13,836	—
NGN	CIT	02/11/13	49,364,000	287,000	305,000	18,000	—
NGN	CIT	04/23/13	50,545,650	287,191	303,104	15,913	—
NGN	CIT	07/23/13	37,185,000	201,000	222,985	21,985	—
NGN	SCB	10/15/12	126,759,600	792,000	806,673	14,673	—
NGN	SCB	05/02/13	53,784,000	304,725	322,523	17,798	—
PEN	CIT	10/26/12	2,154,170	827,000	828,009	1,009	—
PLN	BRC	10/25/12	800,128	252,661	249,047	—	3,614
PLN	CIT	12/27/12	2,490,136	766,000	769,743	3,743	—
RON	JPM	11/13/12	5,018,272	1,400,579	1,412,473	11,894	—
RSD	BRC	11/13/12	102,809,916	1,110,019	1,127,673	17,654	—
RSD	BRC	12/12/12	32,306,216	353,556	350,089	—	3,467
RSD	CIT	10/09/12	17,204,250	184,249	191,648	7,399	—
RSD	CIT	10/17/12	23,600,000	259,170	261,960	2,790	—
RSD	CIT	11/13/12	41,692,300	436,866	457,303	20,437	—
RUB	BRC	10/09/12	26,075,418	803,000	834,952	31,952	—
RUB	JPM	10/05/12	21,885,390	660,741	701,232	40,491	—
RUB	JPM	10/17/12	25,634,500	835,000	819,788	—	15,212
RUB	UBS	11/13/12	26,576,884	824,000	846,198	22,198	—
RUB	UBS	12/04/12	24,933,150	759,000	791,048	32,048	—
RUB	UBS	06/25/13	23,060,440	644,326	707,849	63,523	—
RUB	UBS	07/01/13	23,785,680	664,590	729,404	64,814	—
SGD	HSB	10/24/12	1,520,225	1,241,000	1,238,739	—	2,261
THB	HSB	10/29/12	51,854,148	1,647,000	1,681,364	34,364	—
THB	SCB	11/27/12	12,536,120	404,000	405,637	1,637	—
THB	SCB	12/17/12	25,064,160	808,000	809,932	1,932	—
TRY	JPM	10/12/12	794,875	443,000	441,608	—	1,392
TRY	JPM	10/12/12	1,442,331	797,000	801,314	4,314	—
UGX	CIT	10/17/12	4,087,776,000	1,617,000	1,593,007	—	23,993
UGX	CIT	10/18/12	361,361,000	143,000	140,782	—	2,218
UYU	CIT	10/10/12	5,574,000	260,224	264,723	4,499	—
ZAR	BRC	11/26/12	7,016,003	844,000	836,629	—	7,371
ZAR	CIT	10/29/12	5,589,145	674,000	669,041	—	4,959
ZAR	CIT	10/29/12	5,822,409	703,190	696,964	—	6,226
ZAR	CIT	10/29/12	7,115,403	860,648	851,740	—	8,908

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2012 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

ZAR	CIT	11/08/12	2,602,696	$313,635	$311,126	$—	$2,509
ZAR	JPM	10/29/12	4,462,490	540,253	534,176	—	6,077
ZAR	JPM	10/29/12	6,232,429	742,000	746,045	4,045	—
ZAR	JPM	10/29/12	6,276,693	755,000	751,343	—	3,657
ZAR	JPM	10/29/12	12,855,202	1,492,448	1,538,815	46,367	—
ZMK	CIT	10/09/12	1,519,545,000	303,000	297,653	—	5,347
ZMK	CIT	12/19/12	1,494,130,000	289,000	288,853	—	147
ZMK	SCB	10/10/12	1,360,255,000	271,237	266,413	—	4,824
ZMK	SCB	10/17/12	2,583,040,000	512,000	505,400	—	6,600
ZMK	SCB	10/31/12	2,785,151,900	554,000	543,864	—	10,136

Total Forward Currency Purchase Contracts				$74,421,308	$75,545,286	$1,309,215	$185,237

Forward Currency Sale Contracts open at September 30, 2012:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	10/02/12	4,820,570	$2,336,000	$2,377,886	$—	$41,886
BRL	BRC	11/05/12	1,567,556	767,000	769,844	—	2,844
CLP	BNP	10/11/12	387,916,800	774,131	816,647	—	42,516
CZK	JPM	10/02/12	16,492,992	829,448	843,120	—	13,672
EUR	BNP	10/12/12	187,699	240,000	241,227	—	1,227
EUR	BRC	10/25/12	191,731	252,662	246,440	6,222	—
EUR	BRC	11/13/12	871,714	1,110,018	1,120,665	—	10,647
EUR	BRC	12/12/12	262,652	353,556	337,773	15,783	—
EUR	CIT	10/09/12	145,000	184,249	186,345	—	2,096
EUR	CIT	10/12/12	332,000	426,806	426,678	128	—
EUR	CIT	10/17/12	200,000	259,170	257,048	2,122	—
EUR	CIT	10/29/12	594,482	722,200	764,140	—	41,940
EUR	CIT	11/13/12	338,000	436,866	434,529	2,337	—
EUR	CIT	12/10/12	319,000	413,578	410,226	3,352	—
EUR	HSB	12/04/12	1,932,109	2,422,865	2,484,454	—	61,589
EUR	ING	11/20/12	175,048	217,895	225,057	—	7,162
EUR	ING	11/20/12	1,353,135	1,663,834	1,739,704	—	75,870
EUR	JPM	10/02/12	652,000	801,917	837,852	—	35,935
EUR	JPM	10/09/12	290,000	367,501	372,690	—	5,189
EUR	JPM	11/26/12	310,893	399,000	399,735	—	735
EUR	JPM	11/26/12	315,000	405,059	405,016	43	—
EUR	JPM	11/26/12	1,117,033	1,408,244	1,436,242	—	27,998
EUR	JPM	11/26/12	1,701,918	2,133,031	2,188,267	—	55,236
EUR	UBS	12/03/12	601,364	759,000	773,270	—	14,270
HUF	CIT	12/10/12	103,483,600	464,000	462,266	1,734	—
HUF	JPM	10/09/12	142,767,900	621,000	642,822	—	21,822
IDR	JPM	10/03/12	7,767,500,000	809,958	811,551	—	1,593
ILS	BNP	10/24/12	3,088,423	767,138	787,523	—	20,385
INR	JPM	10/04/12	11,339,140	211,000	214,937	—	3,937
INR	JPM	10/04/12	21,194,660	400,655	401,752	—	1,097
JPY	HSB	11/05/12	44,597,144	566,673	571,624	—	4,951

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Forward Currency Sale Contracts open at September 30, 2012 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

JPY	SCB	11/26/12	149,974,656	$1,920,000	$1,922,620	$—	$2,620
MXN	HSB	10/11/12	17,291,550	1,275,000	1,342,174	—	67,174
MXN	JPM	10/31/12	10,181,808	763,586	788,751	—	25,165
MXN	UBS	10/03/12	11,344,120	848,000	881,232	—	33,232
MXN	UBS	01/02/13	11,947,580	921,000	919,876	1,124	—
RON	ING	10/10/12	2,163,034	606,486	611,595	—	5,109
RUB	BRC	10/05/12	16,251,250	500,000	520,708	—	20,708
RUB	BRC	10/05/12	52,067,943	1,673,000	1,668,313	4,687	—
TRY	BRC	07/10/13	93,005	47,835	49,686	—	1,851
TRY	CIT	07/10/13	1,100,468	565,794	587,902	—	22,108
TRY	JPM	02/28/13	1,316,812	702,000	717,605	—	15,605
ZAR	CIT	10/29/12	5,835,215	710,269	698,497	11,772	—
ZAR	CIT	10/29/12	5,994,569	714,277	717,572	—	3,295
ZAR	CIT	10/29/12	23,265,675	2,702,326	2,784,987	—	82,661
ZAR	CIT	11/08/12	2,602,696	314,355	311,126	3,229	—

Total Forward Currency Sale Contracts				$37,788,382	$38,509,974	52,533	774,125

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,361,748	$959,362

Currency Abbreviations:
BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
DOP — Dominican Republic Peso
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian New Sol
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
UGX — Ugandan Shilling
UYU — Uruguayan Peso
ZAR — South African Rand
ZMK — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CIT — Citibank NA
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

(a)	Segregated security for forward currency contracts.
(b)	Principal amount denominated in respective country’s currency.
(c)

For federal income tax purposes, the aggregate cost was $180,572,536, aggregate gross unrealized appreciation was $24,230,390, aggregate gross unrealized depreciation was $24,875,293, and the net unrealized depreciation was $644,903.

Security Abbreviations:
ADR — American Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B

Portfolio holdings by industry (as percentage of net assets):

Agriculture	1.1%
Alcohol & Tobacco	2.4
Banking	9.4
Cable Television	2.3
Computer Software	8.9
Energy Integrated	7.2
Energy Services	1.9
Financial Services	3.5
Food & Beverages	4.0
Gas Utilities	1.0
Housing	1.4
Insurance	2.4
Manufacturing	6.6
Metals & Mining	1.6
Pharmaceutical & Biotechnology	17.2
Retail	7.1
Semiconductors & Components	4.0
Technology Hardware	5.7
Telecommunications	3.5

Subtotal	91.2
Foreign Government Obligations	14.0
Short-Term Investment	5.3

Total Investments	110.5%

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2012 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when the Fund shareholders may not be able to buy or sell Fund shares.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2012 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2012:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2012
Assets:
Common Stocks	$148,546,286	$—	$—	$148,546,286
Foreign Government Obligations	—	22,719,589	—	22,719,589
Short-Term Investment	—	8,661,758	—	8,661,758
Other Financial Instruments*
Forward Currency Contracts	—	1,361,748	—	1,361,748
Total	$148,546,286	$32,743,095	$—	$181,289,381

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(959,362)	$—	$(959,362)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain securities are transferred from Level 1 to Level 2 and revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no significant transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2012.

Item 2.	Controls and Procedures.

(a)           The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2012

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2012